REPORTABLE SEGMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
REPORTABLE SEGMENTS
Schedule of reportable segment

	Three Months Ended March 31, 2026
					Distributed
	Owned Service	Managed			Energy &
	Network	Solutions	Logistics	Transportation	Renewables	Keen Labs	Other	Total
Revenues	$2,349,896	334,241	3,111,340	407,941	119,209	1,849,926	—	$8,172,553
Cost of revenue	1,918,536	227,899	2,427,097	460,927	67,237	1,205,815	—	6,307,511
Selling, general and administrative expenses
Facility costs	77,241	12,102	—	14,720	24,468	—	12,674	141,205
Insurance expenses	91,333	8,798	21,945	170	157	—	129,514	251,917
Marketing expenses	136,641	33,940	—	—	136	163,642	213,728	548,087
Operational expenses	428,414	(52,114)	255,256	29,667	31,414	365,056	895,108	1,952,801
Compensation and related benefits	602,622	96,611	328,412	133,844	71,441	124,451	439,344	1,796,725
Travel & entertainment	19,782	(1,221)	14,256	11,622	—	—	44,615	89,054
Vehicle expenses	89,377	6,960	—	—	—	—	1,003	97,340
Depreciation	31,144	—	—	4,907	59,392	—	9,646	105,089
Amortization	25,559	—	41,464	8,629	1,089	—	31,179	107,920
Total selling, general and administrative expenses	1,502,113	105,076	661,333	203,559	188,097	653,149	1,776,811	5,090,138
(Loss) income from operations	(1,070,753)	1,266	22,910	(256,545)	(136,125)	(9,038)	(1,776,811)	(3,225,096)
Other income (expense), net	$(3,118,146)	$—	$5,769	$(43,447)	$—	(2,807)	$(567,541)	$(3,726,172)
Equity in earnings of Sun Solar	—	—	—	—	—	—	281,523	281,523
Net loss	$(4,188,899)	$1,266	$28,679	$(299,992)	$(136,125)	(11,845)	$(2,062,829)	$(6,669,745)
Total assets	$4,291,230	$731,774	$3,756,092	$981,712	$3,697,589	1,376,541	$24,987,077	$39,822,015
Capital expenditures	1,155	—	—	—	—	—	—	1,155

	Three Months Ended March 31, 2025
					Distributed
	Owned Service	Managed			Energy &
	Network	Solutions	Logistics	Transportation	Renewables	Keen Labs	Other	Total
Revenues	$4,247,541	1,756,368	2,537,430	447,004	—	—	—	$8,988,343
Cost of revenue	2,229,825	1,341,191	2,009,534	394,060	—	—	—	5,974,610
Selling, general and administrative expenses
Facility costs	35,841	101,033	—	13,554	—	—	—	150,428
Insurance expenses	40,419	22,730	13,695	198	—	—	99,920	176,962
Marketing expenses	1,452,102	74,784	—	1,167	—	—	537,044	2,065,097
Operational expenses	493,218	(538,229)	321,537	71,885	—	—	1,357,011	1,705,422
Compensation and related benefits	865,261	659,299	—	48,446	—	—	240,185	1,813,191
Travel & entertainment	29,050	3,244	8,450	4,572	—	—	54,926	100,242
Vehicle expenses	66,150	99,979	—	—	—	—	—	166,129
Depreciation	53,335	—	—	2,037	—	—	—	55,372
Amortization	34,335	—	9,335	10,341	—	—	322	54,333
Total selling, general and administrative expenses	3,069,711	422,840	353,017	152,200	—	—	2,289,408	6,287,176
(Loss) income from operations	(1,051,995)	(7,663)	174,879	(99,256)	—	—	(2,289,408)	(3,273,443)
Other (expense) income, net	(55,905)	—	—	—	—	—	(3,647,991)	(3,703,896)
Net (loss) income from operations before income taxes	$(1,107,900)	$(7,663)	$174,879	$(99,256)	$—	—	$(5,937,399)	$(6,977,339)
Total assets	$4,503,230	$—	$3,195,017	$1,731,343	$—	—	$3,325,071	$12,754,661
Capital expenditures	$—	$—	$—	$—	$—	—	$—	$—

* The Corporate & Strategic Assets segment encompasses corporate-level operations and the Company’s investment in Geo Impex India Private Limited, which holds an approximately 76 acre land parcel near Chhatrapur, Odisha, India approved for development into a multimodal logistics park and AI-enabled data center campus. This segment did not generate revenue during the periods presented. Segment assets consist primarily of the carrying value of the Geo Impex landholding and related development rights, together with corporate cash and other assets not attributable to the Company’s other operating segments.

** Distributed Energy & Renewables includes revenue of $575,292 and cost of revenue of $537,723 allocated from ConnectM India (Transportation segment) related to installation and commissioning projects.

	Year Ended December 31, 2025
	Owned Service Network	Managed Solutions	Logistics	Transportation	Distributed Energy & Renewables	Corporate and Strategic Assets*	Total
Revenues	$17,907,967	3,126,238	12,033,756	2,065,680	703,168	—	$35,836,809
Cost of revenue	10,639,101	2,277,248	9,227,775	1,689,408	537,723	—	24,371,255
Selling, general and administrative expenses							—
Facility costs	201,198	143,730	—	61,346	44,884	11,723	462,880
Insurance expenses	210,865	51,730	57,827	764	2,529	448,219	771,934
Marketing expenses	2,311,006	168,036	—	3,775	—	883,531	3,366,348
Operational expenses	3,696,282	(43,663)	748,231	291,605	84,693	3,907,696	8,684,844
Compensation and related benefits	4,024,294	994,087	1,303,117	444,223	40,216	1,673,018	8,478,955
Travel & entertainment	79,682	4,778	43,342	52,261	216	134,896	315,175
Vehicle expenses	462,668	128,830	—	80	—	16,766	608,345
Depreciation	209,186	—	—	17,097	167,748	25,670	419,701
Amortization	181,058	3,071	148,192	36,428	4,059	21,860	394,668
Total selling, general and administrative expenses	11,376,239	1,450,599	2,300,709	907,579	344,345	7,123,379	23,502,849
Loss on impairment	548,492	—	—	—	—	—	548,492
(Loss) income from operations	(4,655,865)	(601,609)	505,272	(531,306)	(178,901)	(7,123,379)	(12,585,787)
Other (expense) income, net	200,091	—	(87,082)	1,849,158	(11,008)	(5,439,130)	(3,487,971)
Net (loss) income from operations before income taxes	$(4,455,774)	$(601,609)	$418,190	$1,350,842	$(222,899)	$(12,562,509)	$(16,073,758)
Total assets	$7,573,010	$751,591	$3,833,283	$2,747,593	$4,233,362	$17,031,285	$36,170,124
Capital expenditures	$49,670	$—	$—	$—	$—	$—	$49,670

	Year Ended December 31, 2024
	Owned Service Network	Managed Solutions	Logistics	Transportation	Distributed Energy & Renewables	Corporate and Strategic Assets	Total
Revenues	$12,201,600	4,429,995	4,307,602	1,713,688	—	—	$22,652,885
Cost of revenue	7,633,214	4,412,938	3,447,440	1,212,585	—	—	16,706,177
Selling, general and administrative expenses
Facility costs	178,416	300,686	—	38,512	—	4,483	522,097
Insurance expenses	262,063	223,046	31,508	884	—	354,800	872,301
Marketing expenses	691,980	251,520	—	11,506	—	2,312,406	3,267,412
Operational expenses	653,618	420,063	541,489	540,901	—	2,859,007	5,015,077
Compensation and related benefits	2,554,216	2,147,486	—	756,406	—	1,884,231	7,342,339
Travel & entertainment	61,700	21,318	4,973	18,473	—	35,068	141,532
Vehicle expenses	206,234	167,600	—	—	—	202,744	576,578
Depreciation	216,776		—	6,997	—	41,879	265,652
Amortization	330,750		99,553	68,118	—	21,308	519,729
MSA working capital adjustment	—	(3,377,288)	—	—	—	—	(3,377,288)
Total selling, general and administrative expenses	5,155,753	154,431	677,523	1,441,797	—	7,715,925	15,145,429
Loss on impairment	2,403,628	—	—	—	—	—	2,403,628
Loss from operations	(2,990,995)	(137,374)	182,639	(940,694)	—	(7,715,925)	(11,602,349)
Other (expense) income, net	—	—	—	—	—	(10,905,859)	(10,905,859)
Net (loss) income from operations before income taxes	$(2,990,995)	$(137,374)	$182,639	$(940,694)	$—	$(18,621,784)	$(22,508,208)
Total assets	$3,379,649	$705,522	$3,085,843	$1,259,687	$—	$4,325,841	$12,756,542
Capital expenditures	$27,044	$—	$—	$—	$—	$—	$27,044

Schedule of disaggregated revenue information by geographic area

	Three Months Ended March 31, 2026
	Owned Service	Managed			Distributed Energy &
	Network	Solutions	Logistics	Transportation	Renewables	Keen Labs	Other	Total
United States	$2,349,896	$334,241	$3,111,340	$—	$—	1,849,926	$—	$7,645,403
Other	—	—	—	407,941	119,209	—	—	527,150
Total	$2,349,896	$334,241	$3,111,340	$407,941	$119,209	1,849,926	$—	$8,172,553

	Three Months Ended March 31, 2025
	Owned Service Network	Managed Solutions	Logistics	Transportation	Distributed Energy & Renewables	Keen Labs	Other	Total
United States	$3,960,558	$1,756,368	$2,537,430	$—	—	—	$—	$8,254,356
Other	286,983	—	—	447,004	—		—	733,987
Total	$4,247,541	$1,756,368	$2,537,430	$447,004	—	—	$—	$8,988,343

	Year Ended December 31, 2025
	Owned
	Service	Managed			Distributed Energy &	Corporate and
	Network	Solutions	Logistics	Transportation	Renewables	Strategic Assets	Total
United States	$17,907,967	$3,126,238	$12,033,756	$—	—	$—	$33,067,961
Other	$—	—	—	2,065,680	703,168	—	2,768,848
Total	$17,907,967	$3,126,238	$12,033,756	$2,065,680	$703,168	$—	$35,836,809

	Year Ended December 31, 2024
	Owned
	Service	Managed			Distributed Energy &	Corporate and
	Network	Solutions	Logistics	Transportation	Renewables	Strategic Assets	Total
United States	$12,201,600	$4,429,995	$4,307,602	$—	—	$—	$20,939,197
Other	—	—	—	1,713,688	—	—	1,713,688
Total	$12,201,600	$4,429,995	$4,307,602	$1,713,688	—	—	$22,652,885